Leases - as lessee (Tables)	12 Months Ended
Dec. 31, 2025
Leases - as lessee [Abstract]
Amounts Recognized in Profit or Loss and Statement of Cash Flows
Information about leases for which the Group is a lessee is presented below.

(1)	Amounts recognised in profit or loss

	2025 US$’000	2024 US$’000	2023 US$’000
Interest expense on lease liabilities	1,434	1,469	2,178
Expenses relating to short-term leases for vessels, included in charter hire expenses	11,089	19,997	5,594
Expenses relating to short-term leases for offices, included in rental expenses	1,833	1,984	1,988

(2)	Amounts recognised in statement of cash flows

	2025 US$’000	2024 US$’000	2023 US$’000
Total cash outflow for leases	31,521	44,192	45,969